UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

6803 S. Tucson Way

Centennial, Colorado 80112-3924

(Address of principal executive offices)(zip code)

Cynthia Lo Besette

OFI SteelPath, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1. Statements of Investments.

STATEMENTS OF INVESTMENTS February 28, 2019 (Unaudited)

Description	Shares	Value
MLP Investments and Related Entities — 89.1%
Diversified—10.4%
Enterprise Products Partners LP	6,853,689	$189,504,501
Gathering/Processing—20.1%
Antero Midstream GP LP	4,094,188	52,282,781
DCP Midstream LP	1,101,748	35,509,338
MPLX LP	4,402,036	145,971,514
Targa Resources Corp.	2,373,567	95,512,336
Western Midstream Partners LP	1,181,625	39,537,169
Total Gathering/Processing		368,813,138
Natural Gas Pipeline Transportation—27.4%
Energy Transfer LP	20,310,594	300,393,691
EQM Midstream Partners LP	2,116,676	82,275,196
TC PipeLines LP1	3,714,718	118,053,738
Total Natural Gas Pipeline Transportation		500,722,625
Other Energy—6.0%
Sunoco LP	631,402	18,929,432
USA Compression Partners LP	2,285,887	36,482,756
Westlake Chemical Partners LP1	2,377,089	54,197,629
Total Other Energy		109,609,817
Petroleum Pipeline Transportation—25.2%
Buckeye Partners LP	3,562,630	112,151,592
Magellan Midstream Partners LP	1,862,549	113,373,358
Plains All American Pipeline LP	781,539	18,241,120
Plains GP Holdings LP, Class A	1,319,001	30,587,633
Shell Midstream Partners LP	2,297,514	41,079,550
Tallgrass Energy LP Class A	6,479,653	146,634,548
Total Petroleum Pipeline Transportation		462,067,801
Total MLP Investments And Related Entities
(identified cost $1,719,428,397)		1,630,717,882
Common Stocks — 9.8%
Diversified—9.8%
Williams Cos., Inc.	6,732,000	179,677,080
Total Common Stocks
(identified cost $219,547,112)		179,677,080
Total Investments — 98.9%
(identified cost $1,938,975,509)		1,810,394,962
Other Assets in Excess of Liabilities — 1.1%		20,486,968
Net Assets — 100%		1,830,881,930

OPPENHEIMER STEELPATH MLP ALPHA FUND 1

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2019, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2018	Gross Additions	Gross Reductions	Shares February 28, 2019
MLP Investments and Related Entities
TC Pipelines LP	3,313,464	407,117	(5,863)	3,714,718
Westlake Chemical Partners LP	2,073,802	303,287	-	2,377,089

		Dividends and Distributions
	Value February 28, 2019	Return of Capital	Capital Gains	Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
MLP Investments and Related Entities
TC Pipelines LP	$118,053,738	$2,416,304	$-	$-	$2,059	$9,417,793
Westlake Chemical Partners LP	54,197,629	1,028,804	-	-	-	1,081,876
	$172,251,367	$3,445,108	$-	$-	$2,059	$10,499,669

See accompanying Notes.

2 OPPENHEIMER STEELPATH MLP ALPHA FUND

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 114.4%
Diversified—13.3%
Enterprise Products Partners LP1	813,790	$22,501,294
Gathering/Processing—25.9%
Antero Midstream GP LP1	485,789	6,203,526
DCP Midstream LP1	130,727	4,213,331
MPLX LP1	522,323	17,320,231
Targa Resources Corp.[1]	282,089	11,351,261
Western Midstream Partners LP1	140,550	4,702,806
Total Gathering/Processing		43,791,155
Natural Gas Pipeline Transportation—34.7%
Energy Transfer LP1	2,356,352	34,850,435
EQM Midstream Partners LP1	250,684	9,744,087
TC PipeLines LP1	442,611	14,066,178
Total Natural Gas Pipeline Transportation		58,660,700
Other Energy—7.8%
Sunoco LP1	75,272	2,256,654
USA Compression Partners LP1	278,849	4,450,430
Westlake Chemical Partners LP1	281,441	6,416,855
Total Other Energy		13,123,939
Petroleum Pipeline Transportation—32.7%
Buckeye Partners LP1	422,718	13,307,163
Magellan Midstream Partners LP1	226,246	13,771,594
Plains All American Pipeline LP1	92,733	2,164,388
Plains GP Holdings LP, Class A1	156,633	3,632,319
Shell Midstream Partners LP	274,100	4,900,908
Tallgrass Energy LP Class A1	770,983	17,447,346
Total Petroleum Pipeline Transportation		55,223,718
Total MLP Investments And Related Entities
(identified cost $209,508,248)		193,300,806
Common Stocks — 12.6%
Diversified—12.6%
Williams Cos., Inc.[1]	798,929	21,323,415
Total Common Stocks
(identified cost $24,272,505)		21,323,415
Short-Term Investments—1.4%
Money Market—1.4%
Fidelity Treasury Portfolio, Institutional Class, 2.27%[2]	2,370,339	2,370,339
Total Short-Term Investments
(identified cost $2,370,339)		2,370,339
Total Investments — 128.4%
(identified cost $236,151,092)		216,994,560
Liabilities in Excess of Other Assets — (28.4)%		(48,004,405)
Net Assets — 100%		168,990,155

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND 3

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LP — Limited Partnership

1.	As of February 28, 2019, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $129,781,005 as of February 28, 2019. The loan agreement requires continuous collateral whether the loan has a balance or not.
2.	Rate shown is the 7-day yield at period end.

See accompanying Notes.

4 OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 91.7%
Gathering/Processing—10.8%
American Midstream Partners LP1	6,227,012	$24,596,697
Crestwood Equity Partners LP	427,347	13,555,447
DCP Midstream LP	673,752	21,715,027
EnLink Midstream LLC	8,673,883	96,713,796
Sanchez Midstream Partners LP1	1,758,705	5,065,070
Summit Midstream Partners LP1	10,950,202	115,853,137
Targa Resources Corp.	745,910	30,015,418
Western Midstream Partners LP	1,210,775	40,512,541
Total Gathering/Processing		348,027,133
Natural Gas Pipeline Transportation—16.7%
Energy Transfer LP	23,986,215	354,756,111
EQM Midstream Partners LP	527,560	20,506,257
TC PipeLines LP1	5,133,142	163,131,253
Total Natural Gas Pipeline Transportation		538,393,621
Other Energy—28.9%
AmeriGas Partners LP	838,758	23,795,565
CrossAmerica Partners LP1	4,934,477	87,093,519
GasLog Partners LP2	1,190,291	26,305,431
Global Partners LP1	3,681,379	69,946,201
Golar LNG Partners LP1,2	4,569,416	58,945,466
Hoegh LNG Partners LP2	484,142	8,632,252
KNOT Offshore Partners LP1,2	1,788,152	32,365,551
Sprague Resources LP1	1,638,339	25,640,005
Suburban Propane Partners LP1	4,091,800	88,832,978
Sunoco LP1	9,948,051	298,242,569
Teekay Offshore Partners LP2	440,043	536,852
USA Compression Partners LP1	12,740,459	203,337,726
USD Partners LP	744,575	8,130,759
Total Other Energy		931,804,874
Petroleum Pipeline Transportation—32.2%
Buckeye Partners LP	5,699,071	179,406,755
Delek Logistics Partners LP	453,843	14,123,594
Genesis Energy LP1	9,556,274	205,937,705
Holly Energy Partners LP	1,121,964	32,727,690
NGL Energy Partners LP1	12,964,586	169,058,201
NuStar Energy LP1	7,825,269	202,752,720
PBF Logistics LP	985,940	21,532,930
Tallgrass Energy LP Class A1	9,361,662	211,854,411
Total Petroleum Pipeline Transportation		1,037,394,006
Terminalling & Storage—3.1%
Blueknight Energy Partners LP1	2,140,334	2,846,644
Martin Midstream Partners LP1	7,647,133	98,571,545
Total Terminalling & Storage		101,418,189
Total MLP Investments And Related Entities
(identified cost $3,091,715,814)		2,957,037,823
Preferred MLP Investments and Related Entities—2.4%
Gathering/Processing—0.9%
Crestwood Equity Partners LP, 9.25%	2,867,201	27,238,410
Other Energy—0.5%
CSI Compressco LP - Series A, 11%[1,3,4,5]	402,253	5,349,966
Teekay Offshore Partners LP, 7.25%[2]	592,198	10,766,160
Total Other Energy		16,116,126

OPPENHEIMER STEELPATH MLP INCOME FUND 5

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited (Continued)

Description	Shares	Value
Petroleum Pipeline Transportation—1.0%
Blueknight Energy Partners LP, 11%[1]	799,993	$4,127,964
GPM Petroleum LP, 10%[1,3,4]	1,500,000	29,025,000
Total Petroleum Pipeline Transportation		33,152,964
Total Preferred MLP Investments And Related Entities
(identified cost $61,412,783)		76,507,500
Short-Term Investments—1.1%
Money Market—1.1%
Fidelity Treasury Portfolio, Institutional Class, 2.27%[6]	36,712,879	36,712,879
Total Short-Term Investments
(identified cost $36,712,879)		36,712,879
Total Investments — 95.2%
(identified cost $3,189,841,476)		3,070,258,202
Other Assets in Excess of Liabilities — 4.8%		155,186,297
Net Assets — 100%		3,225,444,499

6 OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
LLC — Limited Liability Company
LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2019, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2018	Gross Additions	Gross Reductions	Shares February 28, 2019
MLP Investments and Related Entities
American Midstream Partners LP	6,227,012	-	-	6,227,012
Blueknight Energy Partners LP	2,140,334	-	-	2,140,334
CrossAmerica Partners LP	4,811,251	123,226	-	4,934,477
CSI Compressco LP [i]	4,440,244	173,898	(4,614,142)	-
Genesis Energy LP	8,765,274	791,000	-	9,556,274
Global Partners LP	3,631,379	50,000	-	3,681,379
Golar LNG Partners LP	4,569,416	-	-	4,569,416
KNOT Offshore Partners LP	1,788,152	-	-	1,788,152
Martin Midstream Partners LP	7,647,133	-	-	7,647,133
NGL Energy Partners LP	12,364,586	600,000	-	12,964,586
NuStar Energy LP	7,825,269	-	-	7,825,269
Sanchez Midstream Partners LP	1,758,705	-	-	1,758,705
Sprague Resources LP	1,635,016	3,323	-	1,638,339
Suburban Propane Partners LP	3,884,901	206,899	-	4,091,800
Summit Midstream Partners LP	10,750,202	200,000	-	10,950,202
Sunoco LP	9,339,784	608,267	-	9,948,051
Tallgrass Energy LP Class A	8,809,126	750,000	(197,464)	9,361,662
TC Pipelines LP	4,716,646	600,000	(183,504)	5,133,142
USA Compression Partners LP	12,023,961	716,498	-	12,740,459
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	799,993	-	-	799,993
CSI Compressco LP - Preferred [i]	579,201	16,119	(193,067)	402,253
GPM Petroleum LP - Preferred ii	1,500,000	-	-	1,500,000

		Dividends and Distributions
	Value February 28, 2019	Return of Capital	Capital Gains	Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation
MLP Investments and Related Entities
American Midstream Partners LP	$24,596,697	$-	$-	$-	$-	$(4,981,610)
Blueknight Energy Partners LP	2,846,644	33,312	137,915	-	-	(780,015)
CrossAmerica Partners LP	87,093,519	2,590,600	-	-	-	11,916,260
CSI Compressco LP [i]	-	41,677	4,464	-	(24,422,842)	19,924,166
Genesis Energy LP	205,937,705	4,806,051	185,350	-	-	784,111
Global Partners LP	69,946,201	1,710,578	122,135	-	-	7,962,964
Golar LNG Partners LP	58,945,466	1,846,958	-	-	-	7,886,943
KNOT Offshore Partners LP	32,365,551	535,856	-	393,983	-	(2,721,348)
Martin Midstream Partners LP	98,571,545	3,731,946	91,621	-	-	21,167,410
NGL Energy Partners LP	169,058,201	4,932,374	6,815	-	-	52,565,005
NuStar Energy LP	202,752,720	4,608,672	86,489	-	-	18,224,641
Sanchez Midstream Partners LP	5,065,070	-	263,806	-	-	(123,110)
Sprague Resources LP	25,640,005	1,093,591	-	-	-	(2,449,461)
Suburban Propane Partners LP	88,832,978	2,390,941	-	-	-	(3,892,694)
Summit Midstream Partners LP	115,853,137	6,051,760	187,106	-	-	(12,642,279)
Sunoco LP	298,242,569	8,205,292	-	-	-	29,318,978
Tallgrass Energy LP Class A	211,854,411	4,790,064	-	-	(10,290)	15,591,475
TC Pipelines LP	163,131,253	3,336,542	-	-	796,480	12,707,099
USA Compression Partners LP	203,337,726	5,820,278	679,671	-	-	24,750,403
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	4,127,964	142,999	-	-	-	4,582,960
CSI Compressco LP - Preferred [i]	5,349,966	420,133	-	-	466,655	(771,731)
GPM Petroleum LP - Preferred ii	29,025,000	488,312	-	-	-	(441,688)
	2,102,574,328	57,577,936	1,765,372	393,983	(23,169,997)	198,578,479

[i]	Is not an affiliate as of February 28, 2019. Was an affiliate during the period ended February 28, 2019.
ii.	An affiliate due to the Manager sitting on the board.

2.	Foreign security denominated in U.S. dollars.
3.	The value of this security was determined using significant unobservable inputs. See Note 3 of accompanying Notes.
4.	Restricted security. The aggregate value of restricted securities at period end was $34,374,966, which represents 1.1% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
CSI Compressco LP - Preferred	8/8/2016 – 2/14/2019	$3,234,224	$5,349,966	$2,115,742
GPM Petroleum LP - Preferred	1/12/2016	21,231,463	29,025,000	7,793,537

5.	Interest of dividend paid in kind, when applicable.
6.	Rate shown is the 7-day yield at period end.

See accompanying Notes.

OPPENHEIMER STEELPATH MLP INCOME FUND 7

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 90.7%
Diversified—4.7%
Enterprise Products Partners LP	5,545,683	$153,338,135
Gathering/Processing—24.5%
Antero Midstream GP LP	2,488,705	31,780,763
Antero Midstream Partners LP	1,691,475	40,849,121
Archrock, Inc.[1]	6,732,307	65,707,316
Crestwood Equity Partners LP	1,480,905	46,974,307
DCP Midstream LP	3,539,177	114,067,675
EnLink Midstream LLC	2,050,000	22,857,500
Hess Midstream Partners LP	475,970	10,890,194
MPLX LP	4,527,878	150,144,434
Summit Midstream Partners LP	2,498,908	26,438,447
Targa Resources Corp.	3,464,969	139,430,352
Western Midstream Partners LP	4,643,618	155,375,437
Total Gathering/Processing		804,515,546
Natural Gas Pipeline Transportation—17.4%
Energy Transfer LP	17,654,902	261,116,004
EQM Midstream Partners LP	3,804,344	147,874,851
TC PipeLines LP1	5,176,277	164,502,083
Total Natural Gas Pipeline Transportation		573,492,938
Natural Gas Pipelines—1.2%
CNX Midstream Partners LP	2,625,321	40,718,729
Other Energy—12.3%
CSI Compressco LP1	5,432,951	17,005,137
GasLog Partners LP2	1,259,632	27,837,867
Global Partners LP	1,487,056	28,254,064
Golar LNG Partners LP2	1,622,758	20,933,578
Suburban Propane Partners LP	906,899	19,688,777
Sunoco LP1	4,826,229	144,690,345
Teekay LNG Partners LP2	1,913,080	27,242,259
Teekay Offshore Partners LP2	99,700	121,634
USA Compression Partners LP	2,736,980	43,682,201
Westlake Chemical Partners LP1	3,222,267	73,467,688
Total Other Energy		402,923,550
Petroleum Pipeline Transportation—30.4%
Buckeye Partners LP	5,034,916	158,499,156
Genesis Energy LP1	7,565,701	163,040,857
Holly Energy Partners LP	4,901,210	142,968,296
Magellan Midstream Partners LP	2,201,492	134,004,818
NGL Energy Partners LP	6,097,842	79,515,860
NuStar Energy LP	4,967,427	128,706,034
Plains All American Pipeline LP	4,310	100,595
Plains GP Holdings LP, Class A	5,250	121,747
Shell Midstream Partners LP	504,406	9,018,779
Tallgrass Energy LP Class A1	8,206,718	185,718,028
Total Petroleum Pipeline Transportation		1,001,694,170

8 OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited (Continued)

Description	Shares	Value
Production & Mining—0.2%
Alliance Resource Partners LP	410,013	$7,954,252
Total MLP Investments And Related Entities
(identified cost $2,845,367,732)		2,984,637,320
Common Stocks — 4.3%
Diversified—4.3%
Williams Cos., Inc.	5,287,084	141,112,272
Total Common Stocks
(identified cost $158,390,352)		141,112,272
Preferred MLP Investments and Related Entities—2.5%
Gathering/Processing—0.8%
Crestwood Equity Partners LP, 9.25%	2,867,200	27,238,400
Other Energy—0.5%
Global Partners LP, 9.75%	600,000	15,000,000
Petroleum Pipeline Transportation—1.2%
GPM Petroleum LP, 10%[1,3,4]	2,000,000	38,700,000
Total Preferred MLP Investments And Related Entities
(identified cost $65,685,489)		80,938,400
Short-Term Investments—4.0%
Money Market—4.0%
Fidelity Treasury Portfolio, Institutional Class, 2.27%[5]	131,489,693	131,489,693
Total Short-Term Investments
(identified cost $131,489,693)		131,489,693
Total Investments — 101.5%
(identified cost $3,200,933,266)		3,338,177,685
Liabilities in Excess of Other Assets — (1.5)%		(48,205,677)
Net Assets — 100%		3,289,972,008

OPPENHEIMER STEELPATH MLP SELECT 40 FUND 9

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LLC — Limited Liability Company
LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2019, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2018	Gross Additions	Gross Reductions	Shares February 28, 2019
MLP Investments and Related Entities
Archrock Inc.	7,032,307	-	(300,000)	6,732,307
CSI Compressco LP	818,809	4,614,142	-	5,432,951
Genesis Energy, LP	7,335,101	300,000	(69,400)	7,565,701
Sunoco LP	4,382,608	453,511	(9,890)	4,826,229
Tallgrass Energy LP Class A	8,440,403	-	(233,685)	8,206,718
TC Pipelines LP	5,190,531	-	(14,254)	5,176,277
TransMontaigne Partners LP [i]	2,095,321	-	(2,095,321)	-
Westlake Chemical Partners	3,317,354	-	(95,087)	3,222,267
Preferred MLP Investments and Related Entities
GPM Petroleum LP Class A - Preferred ii	2,000,000	-	-	2,000,000

		Dividends and Distributions
	Value February 28, 2019	Return of Capital	Capital Gains	Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
MLP Investments and Related Entities
Archrock Inc.	$65,707,316	$888,665	$-	$-	$(1,165,639)	(1,657,750)
CSI Compressco LP	17,005,137	7,145	1,043	-	-	(676,227)
Genesis Energy, LP	163,040,857	3,369,660	653,976	-	(1,104,118)	780,592
Sunoco LP	144,690,345	3,633,215	-	-	(24,822)	12,553,797
Tallgrass Energy LP	185,718,028	4,267,493	-	-	(533,069)	15,779,276
TC Pipelines LP	164,502,083	3,219,758	144,822	-	(233,649)	13,764,293
TransMontaigne Partners LP [i]	-	1,165,314	436,927	-	12,624,199	(11,620,309)
Westlake Chemical Partners	73,467,688	1,394,597	-	-	174,353	1,539,279
Preferred MLP Investments and Related Entities						-
GPM Petroleum LP Class A - Preferred ii	38,700,000	628,425	-	-	-	(611,575)
	$852,831,454	$18,574,272	$1,236,768	$-	$9,737,255	$29,851,376

i.	Is not an affiliate as of February 28, 2019. Was an affiliate during the period ended February 28, 2019.
ii.	An affiliate due to the Manager sitting on the board.

2.	Foreign security denominated in U.S. dollars.
3.	Restricted security. The aggregate value of restricted securities at period end was $38,700,000, which represents 1.2% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
GPM Petroleum LP - Preferred	1/12/2016	$28,330,846	$38,700,000	$10,369,154

4.	The value of this security was determined using significant unobservable inputs. See Note 3 of accompanying Notes.
5.	Rate shown is the 7-day yield at period end.

See accompanying Notes.

10 OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Oppenheimer SteelPath MLP Funds Trust

Notes to Statements of Investments (Unaudited)

1. Organization

Oppenheimer SteelPath MLP Funds Trust (the “Trust”) is comprised of four separate series (collectively, the “Funds” and each individually a “Fund”). The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Fund, and Oppenheimer SteelPath MLP Alpha Plus Fund are non-diversified funds under the Act. Oppenheimer SteelPath MLP Select 40 Fund is a diversified fund under the Act. Each Fund’s investment objective is to seek total return. The Funds’ investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or “Oppenheimer”).

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with a third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$2,984,637,320	$-	$-	$2,984,637,320
Common Stocks	141,112,272	-	-	141,112,272
Preferred MLP Investments and Related Entities	42,238,400	-	38,700,000	80,938,400
Short-Term Investments	131,489,693	-	-	131,489,693
Total	$3,299,477,685	$-	$38,700,000	$3,338,177,685

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$1,630,717,882	$-	$-	$1,630,717,882
Common Stocks	179,677,080	-	-	179,677,080
Total	$1,810,394,962	$-	$-	$1,810,394,962

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$2,957,037,823	$-	-	$2,957,037,823
Preferred MLP Investments and Related Entities	42,132,534	-	34,374,966	76,507,500
Short-Term Investments	36,712,879	-	-	36,712,879
Total	$3,035,883,236	$-	$34,374,966	$3,070,258,202

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$193,300,806	$-	$-	$193,300,806
Common Stocks	21,323,415	-	-	21,323,415
Short-Term Investments	2,370,339	-	-	2,370,339
Total	$216,994,560	$-	$-	$216,994,560

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Funds during the period.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Select 40*	Alpha	Income*	Alpha Plus
Transfers into Level 1	$27,668,480	$-	$27,668,490	$-
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$27,668,480	$-	$27,668,490	$-

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	27,668,480	-	27,668,490	-
Net transfers in (out) of Level 2	$(27,668,480)	$-	$(27,668,490)	$-

*	Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Select 40 Fund	Income Fund
Beginning balance November 30, 2018	$39,940,000	$37,756,840
Transfers into Level 3 during the period	-	-
Change in unrealized appreciation/(depreciation)	(611,575)	(1,213,419)
Total realized gain/(loss)	-	466,655
Purchases	-	-
Sales	-	(1,544,731)
Payment in kind distributions	-	184,240
Conversion to common shares, at cost	-	(602,067)
Return of capital distributions	(628,425)	(672,552)
Transfers out of Level 3 during the period	-	-
Ending balance February 28, 2019	$38,700,000	$34,374,966

3. Investments and Risks

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Master Limited Partnerships. MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

MLPs are generally treated as publicly traded partnerships for federal income tax purposes. Any modification to federal income tax laws and related interpretations could cause a material decrease in the value of an MLP.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (“MLP”) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (“PIPEs”) issued by MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

9. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Manager, OFI SteelPath, Inc. (a wholly-owed subsidiary of OppenheimerFunds, Inc.), announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Manager (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

Item 2. Controls and Procedures.

a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ Arthur P. Steinmetz
By: Arthur P. Steinmetz
Principal Executive Officer
Date April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Arthur P. Steinmetz
By: Arthur P. Steinmetz
Principal Executive Officer
Date April 19, 2019

/s/ Brian Petersen
By: Brian Petersen
Principal Financial Officer
Date April 19, 2019